Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Millions		3 Months Ended	12 Months Ended	36 Months Ended
		Nov. 30, 2023 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Prepayments and Other Current Assets [Line Items]
Value-added tax liabilities term			12 months
Aggregate principal amount				¥ 16,200
Loan receivables	[1]		¥ 4,826	¥ 4,532
Deposit (in Dollars) | $		$ 4.1
Minimum [Member]
Prepayments and Other Current Assets [Line Items]
Interest rates			0.00%
Maximum [Member]
Prepayments and Other Current Assets [Line Items]
Interest rates			4.00%
Maturity Dates [Member]
Prepayments and Other Current Assets [Line Items]
Loans maturity dates			July 2023 to January 2027

[1]	The balance represents loan receivables due from certain third-party companies and individuals. From April 2022 to March 2025, the Company entered into several loan agreements with aggregate principal amount of RMB16.2 million. The maturity dates of these loans are from July 2023 to January 2027. The interest rates ranged from 0% to 4% per annum. As of March 31, 2025 and 2026, the balances of loan receivables were RMB4.5 million and RMB 4.8 million, respectively.